AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT
TO SHAREHOLDERS

June 30, 2022

AMERIPRISE CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDERS
June 30, 2022

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED BALANCE SHEET (UNAUDITED)

June 30, 2022
(in thousands, except share data)
Assets
Qualified Assets
Cash and cash equivalents	$430,422
Investments in unaffiliated issuers:
Available-for-Sale securities, at fair value	4,913,172
Commercial mortgage loans and syndicated loans, at cost	211,960
Certificate loans - secured by certificate reserves, at cost, which approximates fair value	90
Total investments	5,125,222
Receivables:
Dividends and interest	8,819
Receivables from brokers, dealers and clearing organizations	4,175
Other receivables	289
Total receivables	13,283
Derivative assets	5,527
Total qualified assets	5,574,454
Deferred taxes, net	20,367
Due from related party	1
Total assets	$5,594,822

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED BALANCE SHEET (UNAUDITED) (continued)

June 30, 2022
(in thousands, except share data)
Liabilities and Shareholder's Equity
Liabilities
Certificate reserves
Installment certificates:
Reserves to mature	$6,199
Fully paid certificates:
Reserves to mature	5,275,946
Additional credits and accrued interest	1,471
Due to unlocated certificate holders	458
Total certificate reserves	5,284,074
Taxes payable to parent	3,883
Payables to brokers, dealers and clearing organizations	45,807
Derivative liabilities	4,819
Due to related party	1,886
Other liabilities	18,425
Total liabilities	5,358,894

Shareholder's Equity
Common shares ($10 par value, 150,000 shares authorized and issued)	1,500
Additional paid-in capital	295,667
Retained earnings:
Appropriated for pre-declared additional credits and interest	15
Appropriated for additional interest on advance payments	370
Unappropriated	3,170
Accumulated other comprehensive income (loss), net of tax	(64,794)
Total shareholder's equity	235,928
Total liabilities and shareholder's equity	$5,594,822

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)

Six Months Ended June 30, 2022
(in thousands)
Investment Income
Interest income:
Available-for-Sale securities	$29,920
Commercial mortgage loans and syndicated loans	3,563
Cash and cash equivalents	1,819
Certificate loans	2
Other	121
Total investment income	35,425

Investment Expenses
Ameriprise Financial, Inc. and affiliated company fees:
Distribution	3,089
Investment advisory and services	6,026
Transfer agent	3,013
Depository	36
Other	220
Total investment expenses	12,384
Net investment income before provision for certificate reserves and income taxes	23,041

Provision for Certificate Reserves
According to the terms of the certificates:
Provision for certificate reserves	92
Additional credits/interest authorized by ACC	3,572
Total provision for certificate reserves before reserve recoveries	3,664
Reserve recoveries from terminations prior to maturity	(280)
Net provision for certificate reserves	3,384

Net investment income before income taxes	19,657
Income tax expense	4,895
Net investment income, after-tax	14,762

Net realized gain (loss) on investments before income taxes	(43)
Income tax expense (benefit)	(9)
Net realized gain (loss) on investments, after-tax	(34)
Net income	$14,728

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED)

Six Months Ended June 30, 2022
(in thousands)
Net income	$14,728
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period	(80,524)
Reclassification of net (gains) losses on securities included in net income	(6)
Total other comprehensive income (loss), net of tax	(80,530)
Total comprehensive income (loss)	$(65,802)

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY (UNAUDITED)

Six Months Ended June 30, 2022
(in thousands)
Common Shares
Balance at beginning and end of period	$1,500

Additional Paid-In Capital
Balance at beginning and end of period	302,709
Return of capital to parent	(7,042)
Balance at end of period	295,667

Retained Earnings
Appropriated for Pre-Declared Additional Credits and Interest
Balance at beginning of period	—
Transfer to appropriated from unappropriated	370
Balance at end of period	370

Appropriated for Additional Interest on Advance Payments
Balance at beginning and end of period	15

Unappropriated
Balance at beginning of period	70
Net income	14,728
Transfer to appropriated from unappropriated	(370)
Dividend to parent	(11,258)
Balance at end of period	3,170

Accumulated Other Comprehensive Income (Loss), Net of Tax
Balance at beginning of period	15,736
Other comprehensive income (loss), net of tax	(80,530)
Balance at end of period	(64,794)

Total Shareholder's Equity	$235,928

AMERIPRISE CERTIFICATE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)

Six Months Ended June 30, 2022
(in thousands)
Cash Flows from Operating Activities
Net income	$14,728
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of premiums, accretion of discounts, net	(521)
Net realized (gain) loss on Available-for-Sale securities	(7)
Other net realized (gain) loss	39
Provision for credit losses	11
Changes in operating assets and liabilities:
Dividends and interest receivable	(3,197)
Certificate reserves, net	(1,908)
Deferred taxes, net	502
Taxes payable to/receivable from parent, net	3,560
Derivatives, net of collateral	67
Other liabilities	2,109
Other receivables	114
Other, net	(25)
Net cash provided by (used in) operating activities	15,472

Cash Flows from Investing Activities
Available-for-Sale securities:
Maturities, redemptions and calls	1,899,822
Purchases	(2,159,280)
Syndicated loans and commercial mortgage loans:
Sales, maturities and repayments	35,648
Purchases and fundings	(18,218)
Certificate loans, net	(7)
Net cash provided by (used in) investing activities	(242,035)

Cash Flows from Financing Activities
Payments from certificate holders and other additions	1,835,193
Certificate maturities and cash surrenders	(1,849,700)
Dividend to parent	(11,258)
Return of capital to parent	(7,042)
Net cash provided by (used in) financing activities	(32,807)

Net increase (decrease) in cash and cash equivalents	(259,370)
Cash and cash equivalents at beginning of period	689,792
Cash and cash equivalents at end of period	$430,422

Supplemental disclosures including non-cash transactions:
Cash paid (received) for income taxes	$512
Cash paid for interest	5,118

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

CASH EQUIVALENTS
COMMERCIAL PAPER
CANADIAN PACIFIC RAILWAY COMPANY	7/8/2022	—%	$15,000	$14,994	$14,994
CENTERPOINT ENERGY INC	7/1/2022	—	45,000	45,000	45,000
DTE ENERGY COMPANY	7/5/2022	—	4,000	3,999	3,999
ENBRIDGE -US- INC	7/7/2022	—	36,900	36,891	36,891
ENBRIDGE -US- INC	7/20/2022	—	13,000	12,986	12,986
EVERGY INC	7/1/2022	—	27,500	27,500	27,500
JM SMUCKER CO	7/1/2022	—	19,300	19,300	19,300
KINDER MORGAN INC	7/1/2022	—	50,000	50,000	50,000
PPL CAPITAL FUNDING INC	7/15/2022	—	18,500	18,486	18,486
PPL CAPITAL FUNDING INC	7/19/2022	—	15,000	14,985	14,985
QUESTAR GAS	7/13/2022	—	15,000	14,990	14,990
REPUBLIC SERVICES INC	7/6/2022	—	18,000	17,997	17,997
SOUTHERN COMPANY	7/5/2022	—	11,665	11,663	11,663
SOUTHERN POWER COMPANY	7/18/2022	—	4,000	3,996	3,996
SUNCOR ENERGY INC	7/7/2022	—	5,000	4,999	4,999
TRANSCANADA PIPELINES LTD	7/5/2022	—	15,500	15,498	15,498
WILLIAMS COMPANIES INC	7/1/2022	—	50,000	50,000	50,000
WILLIAMS COMPANIES INC	7/6/2022	—	3,700	3,699	3,699
WILLIAMS COMPANIES INC	7/8/2022	—	25,000	24,990	24,990
WILLIAMS COMPANIES INC	7/11/2022	—	20,000	19,989	19,989
TOTAL COMMERCIAL PAPER				411,962	411,962

TOTAL CASH EQUIVALENTS				411,962	411,962

FIXED MATURITIES
U.S. GOVERNMENT AND AGENCIES OBLIGATIONS
UNITED STATES TREASURY BILL	7/14/2022	—	50,000	49,995	49,979
UNITED STATES TREASURY BILL	8/11/2022	—	50,000	49,968	49,924
UNITED STATES TREASURY BILL	9/8/2022	—	50,000	49,933	49,849
UNITED STATES TREASURY BILL	10/6/2022	—	40,000	39,881	39,811
UNITED STATES TREASURY BILL	11/3/2022	—	25,000	24,824	24,827
UNITED STATES TREASURY BILL	12/1/2022	—	50,000	49,666	49,533
UNITED STATES TREASURY BILL	12/29/2022	—	50,000	49,372	49,390
UNITED STATES TREASURY BILL	7/7/2022	—	50,000	49,998	49,994
UNITED STATES TREASURY BILL	7/21/2022	—	50,000	49,990	49,970
UNITED STATES TREASURY BILL	7/28/2022	—	50,000	49,986	49,963
UNITED STATES TREASURY BILL	8/4/2022	—	50,000	49,977	49,944
UNITED STATES TREASURY BILL	8/18/2022	—	50,000	49,949	49,909
UNITED STATES TREASURY BILL	8/25/2022	—	50,000	49,946	49,889
UNITED STATES TREASURY BILL	9/1/2022	—	50,000	49,943	49,868

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

UNITED STATES TREASURY BILL	9/15/2022	—	50,000	49,914	49,832
UNITED STATES TREASURY BILL	9/22/2022	—	40,000	39,920	39,850
UNITED STATES TREASURY BILL	9/29/2022	—	40,000	39,895	39,836
UNITED STATES TREASURY BILL	10/13/2022	—	40,000	39,858	39,785
UNITED STATES TREASURY BILL	10/20/2022	—	40,000	39,846	39,756
UNITED STATES TREASURY BILL	10/27/2022	—	40,000	39,820	39,742
UNITED STATES TREASURY BILL	11/10/2022	—	25,000	24,814	24,814
UNITED STATES TREASURY BILL	11/17/2022	—	25,000	24,801	24,801
UNITED STATES TREASURY BILL	11/25/2022	—	40,000	39,749	39,668
UNITED STATES TREASURY BILL	12/8/2022	—	50,000	49,620	49,500
UNITED STATES TREASURY BILL	12/15/2022	—	50,000	49,485	49,481
UNITED STATES TREASURY BILL	12/22/2022	—	50,000	49,448	49,418
UNITED STATES TREASURY BOND	11/15/2028	5.250	200	207	225
TOTAL U. S. GOVERNMENT AND AGENCIES OBLIGATIONS				1,150,805	1,149,558

STATE AND MUNICIPAL OBLIGATIONS
DALLAS FORT WORTH TEXAS INTL AIRPORT	11/1/2023	1.041	250	250	244
DALLAS FORT WORTH TEXAS INTL AIRPORT	11/1/2024	1.229	250	250	238
DALLAS FORT WORTH TEXAS INTL AIRPORT	11/1/2025	1.329	1,000	1,000	929
GREAT LAKES WATER AUTHORITY	7/1/2024	1.604	600	600	579
GREAT LAKES WATER AUTHORITY	7/1/2025	1.654	600	600	568
LONG ISLAND POWER AUTHORITY	3/1/2023	0.764	1,000	1,000	984
PORT AUTHORITY OF NEW YORK	7/1/2023	1.086	5,000	5,000	4,907
STATE OF CONNECTICUT	9/15/2022	3.471	2,000	2,000	2,006
STATE OF CONNECTICUT	7/1/2022	2.500	500	500	500
STATE OF CONNECTICUT	7/1/2023	2.000	750	751	743
TOTAL STATE AND MUNICIPAL OBLIGATIONS				11,951	11,698

RESIDENTIAL MORTGAGE BACKED SECURITIES
AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES:
FANNIE MAE 06-36 GF	5/25/2036	1.924	2,641	2,652	2,620
FANNIE MAE 07-46 FB	5/25/2037	1.994	616	617	613
FANNIE MAE 09-107 FL	2/25/2038	1.656	1,307	1,313	1,311
FANNIE MAE 13-2 KF	1/25/2037	1.804	3,855	3,846	3,799
FANNIE MAE AF-2015-22C	4/25/2045	1.412	7,069	7,045	6,996
FANNIE MAE AF-2015-42	6/25/2055	1.392	6,649	6,616	6,606
FANNIE MAE AF-2015-91	12/25/2045	1.432	7,091	7,061	7,018
FANNIE MAE FA-2015-4	2/25/2045	1.412	2,782	2,785	2,763
FANNIE MAE FW-2015-84	11/25/2045	1.412	7,483	7,474	7,408
FANNIE MAE 07-6	2/25/2037	2.074	4,285	4,292	4,277
FANNIE MAE 09-101	12/25/2039	2.464	5,440	5,517	5,528
FANNIE MAE 12-133	4/25/2042	1.874	2,980	2,971	2,935

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE 16-2	2/25/2056	1.542	2,318	2,315	2,300
FANNIE MAE 22-33 FA	9/25/2038	1.326	24,076	24,076	24,009
FANNIE MAE 22-43 FB	7/25/2052	1.385	38,072	38,143	38,183
FANNIE MAE 303970	9/1/2024	6.000	13	13	14
FANNIE MAE 725558	6/1/2034	3.338	33	33	33
FANNIE MAE 725694	7/1/2034	2.340	103	101	102
FANNIE MAE 725719	7/1/2033	2.239	141	141	142
FANNIE MAE 735034	10/1/2034	1.792	1,403	1,469	1,435
FANNIE MAE 735702	7/1/2035	3.416	1,008	1,034	1,040
FANNIE MAE 794787	10/1/2034	1.710	46	47	47
FANNIE MAE 799733	11/1/2034	1.812	126	128	124
FANNIE MAE 801337	9/1/2034	2.051	969	1,015	992
FANNIE MAE 801917	10/1/2034	2.070	166	166	164
FANNIE MAE 804561	9/1/2034	2.385	182	182	184
FANNIE MAE 807219	1/1/2035	2.162	365	368	378
FANNIE MAE 809532	2/1/2035	2.152	143	144	145
FANNIE MAE 834552	8/1/2035	2.097	138	139	142
FANNIE MAE 889485	6/1/2036	2.548	1,176	1,193	1,207
FANNIE MAE 922674	4/1/2036	2.634	452	462	465
FANNIE MAE 968438	1/1/2038	1.905	321	337	326
FANNIE MAE 995123	8/1/2037	2.570	111	115	114
FANNIE MAE 995548	9/1/2035	3.193	553	564	568
FANNIE MAE 995604	11/1/2035	2.125	1,440	1,511	1,480
FANNIE MAE 995614	8/1/2037	1.399	297	312	297
FANNIE MAE AB5230	5/1/2027	2.500	2,502	2,529	2,470
FANNIE MAE AD0901	4/1/2040	2.143	1,258	1,334	1,283
FANNIE MAE AE0559	12/1/2034	2.056	1,426	1,490	1,453
FANNIE MAE AE0566	8/1/2035	2.400	1,285	1,344	1,319
FANNIE MAE AF-2016-11	3/25/2046	1.562	3,592	3,586	3,586
FANNIE MAE AF-2016-87	11/25/2046	1.462	4,797	4,795	4,748
FANNIE MAE AF-2016-88	12/25/2046	1.502	3,836	3,836	3,810
FANNIE MAE AF-2018-87	12/25/2048	1.362	12,829	12,778	12,693
FANNIE MAE AF-204620	11/15/2042	1.502	3,871	3,865	3,853
FANNIE MAE AL1037	1/1/2037	2.422	1,297	1,372	1,338
FANNIE MAE AL2269	10/1/2040	2.134	1,092	1,159	1,120
FANNIE MAE AL3935	9/1/2037	2.578	3,226	3,393	3,314
FANNIE MAE AL3961	2/1/2039	2.262	997	1,051	1,024
FANNIE MAE AL4100	9/1/2036	2.647	2,655	2,787	2,732
FANNIE MAE AL4110	3/1/2037	1.976	2,028	2,123	2,072
FANNIE MAE AL4114	2/1/2039	2.516	2,107	2,228	2,175
FANNIE MAE AO8746	8/1/2027	2.500	4,597	4,681	4,538
FANNIE MAE ARM 190726	3/1/2033	4.825	18	20	19

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE ARM 249907	2/1/2024	2.750	4	4	4
FANNIE MAE ARM 303259	3/1/2025	2.456	5	5	5
FANNIE MAE ARM 545786	6/1/2032	3.290	149	149	149
FANNIE MAE ARM 620293	1/1/2032	2.400	24	24	24
FANNIE MAE ARM 651629	8/1/2032	1.935	41	41	41
FANNIE MAE ARM 655646	8/1/2032	1.965	74	74	73
FANNIE MAE ARM 655798	8/1/2032	1.854	164	164	163
FANNIE MAE ARM 661349	9/1/2032	2.270	70	70	72
FANNIE MAE ARM 661744	10/1/2032	2.098	132	133	136
FANNIE MAE ARM 664750	10/1/2032	1.863	58	59	58
FANNIE MAE ARM 670731	11/1/2032	2.540	51	51	50
FANNIE MAE ARM 670779	11/1/2032	2.435	229	230	228
FANNIE MAE ARM 670890	12/1/2032	2.665	78	79	78
FANNIE MAE ARM 670912	12/1/2032	2.665	59	59	59
FANNIE MAE ARM 670947	12/1/2032	2.665	135	135	134
FANNIE MAE ARM 722779	9/1/2033	1.788	62	63	62
FANNIE MAE ARM 733525	8/1/2033	1.750	227	220	231
FANNIE MAE ARM 739194	9/1/2033	1.861	269	269	273
FANNIE MAE ARM 743256	10/1/2033	1.859	55	55	56
FANNIE MAE ARM 743856	11/1/2033	2.241	43	43	44
FANNIE MAE ARM 758873	12/1/2033	1.912	48	48	49
FANNIE MAE AS4507	2/1/2030	3.000	4,279	4,389	4,268
FANNIE MAE AS4878	4/1/2030	3.000	5,645	5,792	5,631
FANNIE MAE BE5622	1/1/2032	2.500	12,551	12,634	12,328
FANNIE MAE BK0933	7/1/2033	3.500	4,472	4,521	4,482
FANNIE MAE BT1939	2/1/2037	2.000	9,516	9,437	8,907
FANNIE MAE CA1265	2/1/2033	3.000	10,897	10,844	10,809
FANNIE MAE CA2283	8/1/2033	3.500	5,166	5,158	5,170
FANNIE MAE DF-2015-38	6/25/2055	1.372	10,544	10,477	10,513
FANNIE MAE DF-2017-16	3/25/2047	1.482	2,130	2,139	2,109
FANNIE MAE F-2019-31	7/25/2049	2.074	21,801	21,791	21,664
FANNIE MAE FA-2013-1	2/25/2043	1.974	4,771	4,787	4,728
FANNIE MAE FA-2015-55	8/25/2055	1.412	4,639	4,621	4,571
FANNIE MAE FA-204624	12/15/2038	1.512	11,798	11,775	11,752
FANNIE MAE FC-2017-51	7/25/2047	1.974	17,950	18,003	17,783
FANNIE MAE FC-2018-73	10/25/2048	1.924	23,061	23,000	22,771
FANNIE MAE FC-2019-76	12/25/2049	2.124	11,604	11,600	11,522
FANNIE MAE FK-2010-123	11/25/2040	2.074	5,265	5,311	5,262
FANNIE MAE FL-2017-4	2/25/2047	1.512	5,207	5,207	5,179
FANNIE MAE FM9247	11/1/2036	2.000	7,204	7,394	6,743
FANNIE MAE FT-2016-84	11/25/2046	2.124	6,985	7,051	6,990
FANNIE MAE GF-204639	3/15/2036	1.512	11,030	11,009	10,996

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FANNIE MAE HYBRID ARM 566074	5/1/2031	3.334	156	156	155
FANNIE MAE HYBRID ARM 584507	6/1/2031	3.589	91	91	94
FANNIE MAE KF-2015-27	5/25/2045	1.924	6,239	6,222	6,203
FANNIE MAE MA1144	8/1/2027	2.500	2,161	2,203	2,104
FANNIE MAE MA3391	6/1/2033	3.000	5,849	5,796	5,784
FANNIE MAE WF-2016-68	10/25/2046	1.512	2,610	2,613	2,586
FANNIE MAE_15-50	7/25/2045	1.412	10,886	10,875	10,774
FANNIE MAE_15-93	8/25/2045	1.974	2,130	2,124	2,112
FANNIE MAE_16-11	3/25/2046	1.612	4,538	4,543	4,517
FANNIE MAE_CF-2019-33	7/25/2049	2.094	11,868	11,890	11,822
FANNIE MAE_FA-2020-47	7/25/2050	2.024	31,122	31,121	31,043
FANNIE MAE_YF-204979	6/25/2050	2.074	21,103	21,121	21,158
FREDDIE MAC 1H2520	6/1/2035	2.613	1,399	1,474	1,442
FREDDIE MAC 1N1474	5/1/2037	2.760	52	54	52
FREDDIE MAC 1Q1515	11/1/2038	2.320	5,368	5,655	5,503
FREDDIE MAC 1Q1540	6/1/2040	2.292	2,235	2,381	2,287
FREDDIE MAC 1Q1548	8/1/2038	2.098	1,998	2,098	2,039
FREDDIE MAC 1Q1572	5/1/2038	2.384	4,269	4,493	4,359
FREDDIE MAC 2A-AOT-76	10/25/2037	1.490	3,692	3,751	3,498
FREDDIE MAC 4159 FD	1/15/2043	1.674	3,718	3,731	3,703
FREDDIE MAC 4248	5/15/2041	1.774	5,803	5,812	5,802
FREDDIE MAC 4363 2014 FA	9/15/2041	0.825	1,649	1,652	1,633
FREDDIE MAC 4448	5/15/2040	1.382	4,377	4,355	4,319
FREDDIE MAC 4595	10/15/2037	1.612	3,353	3,353	3,346
FREDDIE MAC 4981	6/25/2050	2.024	43,702	43,974	43,574
FREDDIE MAC 781884	8/1/2034	2.250	181	182	186
FREDDIE MAC 848416	2/1/2041	2.226	2,473	2,578	2,492
FREDDIE MAC 848530	9/1/2039	2.514	1,274	1,343	1,307
FREDDIE MAC 848922	4/1/2037	2.310	1,708	1,811	1,749
FREDDIE MAC 849281	8/1/2037	2.519	2,673	2,833	2,756
FREDDIE MAC AF-204559	3/15/2042	1.562	4,781	4,765	4,765
FREDDIE MAC AF-204615	10/15/2038	1.412	2,509	2,501	2,486
FREDDIE MAC AF-204774	7/15/2042	1.362	4,490	4,486	4,428
FREDDIE MAC ARM 780514	5/1/2033	3.062	90	92	92
FREDDIE MAC ARM 780845	9/1/2033	2.296	42	41	43
FREDDIE MAC ARM 780903	9/1/2033	2.340	75	74	77
FREDDIE MAC ARM 845654	2/1/2024	2.625	2	2	2
FREDDIE MAC ARM 845730	11/1/2023	2.375	8	8	8
FREDDIE MAC ARM 845733	4/1/2024	2.625	11	11	11
FREDDIE MAC ARM 846702	10/1/2029	2.410	—	—	—
FREDDIE MAC C90581	8/1/2022	5.500	—	—	—

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

FREDDIE MAC C90582	9/1/2022	5.500	1	1	1
FREDDIE MAC F2-20350	9/15/2040	0.805	13,567	13,559	13,509
FREDDIE MAC F4-20328	2/15/2038	0.805	2,877	2,881	2,855
FREDDIE MAC FA-204547	9/15/2040	1.512	3,701	3,696	3,686
FREDDIE MAC FA-204822	5/15/2035	1.574	31,331	31,325	31,241
FREDDIE MAC FB-204495	11/15/2038	1.412	5,471	5,448	5,389
FREDDIE MAC FD-203928	9/15/2041	1.744	15,057	15,162	14,986
FREDDIE MAC FD-204301	7/15/2037	1.724	5,110	5,141	5,094
FREDDIE MAC FHLMC_5080	3/25/2051	1.146	18,406	18,406	17,815
FREDDIE MAC FL-204523	8/15/2038	1.412	4,254	4,232	4,217
FREDDIE MAC G16485	5/1/2033	3.000	7,370	7,322	7,295
FREDDIE MAC G30227	5/1/2023	5.500	23	23	24
FREDDIE MAC GF-204367	3/15/2037	1.412	7,718	7,706	7,620
FREDDIE MAC J32518	8/1/2030	3.000	5,726	5,880	5,717
FREDDIE MAC KF-204560	7/15/2040	1.612	5,654	5,647	5,624
FREDDIE MAC LF-204475	4/15/2040	1.372	1,386	1,385	1,377
FREDDIE MAC WF-204491	8/15/2039	1.382	2,757	2,755	2,735
FREDDIE MAC WF-204681	8/15/2033	1.412	14,930	14,929	14,762
FREDDIE MAC WF-204697	6/15/2038	1.412	10,077	10,081	9,965
FREDDIE MAC WF-204730	8/15/2038	1.412	20,488	20,396	20,267
FREDDIE MAC_JF-204981	6/25/2050	2.024	18,470	18,471	18,481
GINNIE MAE 19-143	11/20/2049	2.045	14,326	14,375	14,215
GINNIE MAE 22-18	1/20/2052	0.971	24,485	24,441	24,144
GINNIE MAE 22-99	6/20/2052	1.321	40,000	40,050	40,095
GINNIE MAE AF-2014-129	10/20/2041	1.362	2,625	2,622	2,575
GINNIE MAE AF-2014-94	11/20/2041	1.512	1,792	1,796	1,766
GINNIE MAE AF-2015-18	2/20/2040	1.392	5,040	5,047	5,034
GINNIE MAE AF-2018-168	12/20/2048	1.995	15,327	15,329	15,184
GINNIE MAE AF-2020-36	3/20/2050	2.045	29,561	29,597	29,363
GINNIE MAE FA-2014-43	3/20/2044	1.995	7,172	7,178	7,133
GINNIE MAE FA-2016-115	8/20/2046	1.995	15,767	15,855	15,651
GINNIE MAE FB-2013-151	2/20/2040	1.945	8,539	8,576	8,482
GINNIE MAE FC-2009-8	2/16/2039	2.409	6,509	6,669	6,622
GINNIE MAE FC-2018-67	5/20/2048	1.895	5,044	5,047	4,974
GINNIE MAE FD-2018-66	5/20/2048	1.845	3,859	3,859	3,828
GINNIE MAE II 082431	12/20/2039	1.750	1,887	1,957	1,877
GINNIE MAE II 082464	1/20/2040	2.625	681	729	690
GINNIE MAE II 082497	3/20/2040	2.625	1,126	1,191	1,140
GINNIE MAE II 082573	7/20/2040	1.625	1,738	1,796	1,733
GINNIE MAE II 082581	7/20/2040	1.625	2,163	2,310	2,157

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

GINNIE MAE II 082602	8/20/2040	1.625	4,060	4,341	4,048
GINNIE MAE II 082710	1/20/2041	2.625	1,310	1,360	1,328
GINNIE MAE II 082794	4/20/2041	1.875	2,081	2,214	2,096
GINNIE MAE II ARM 8157	3/20/2023	2.625	3	3	3
GINNIE MAE II ARM 8638	6/20/2025	1.875	18	18	18
GINNIE MAE LF-2015-82	4/20/2041	1.362	2,872	2,872	2,866
GINNIE MAE MF-2016-108	8/20/2046	1.362	614	612	606
TOTAL AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				976,038	966,078

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES:
ADJUSTABLE RATE MORTGAGE TRUST 04-2 6A1	2/25/2035	2.546	108	109	108
ANGEL OAK MORTGAGE TRUST AOMT_2022-1	12/25/2066	2.881	29,117	29,109	27,662
ANGEL OAK MORTGAGE TRUST A1-2019-1	11/25/2048	3.920	1,587	1,584	1,583
ANGEL OAK MORTGAGE TRUST A1-2018-3	9/25/2048	3.649	691	689	689
ANGEL OAK MORTGAGE TRUST A1-2020-5	5/25/2065	1.373	6,154	6,150	5,902
ANGEL OAK MORTGAGE TRUST A1A-2020-2	1/26/2065	2.531	1,945	1,963	1,879
ANGEL OAK MORTGAGE TRUST A1-2020-3	4/25/2065	1.691	5,378	5,375	5,136
ANGEL OAK MORTGAGE TRUST A1-2021-8	11/25/2066	1.820	12,873	12,870	11,493
APS RESECURITIZATION TRUST 1A-2016-3	11/27/2066	3.874	6,632	6,617	8,115
APS RESECURITIZATION TRUST 2A-2016-3	11/27/2046	3.874	5,625	5,610	7,009
ARROYO MORTGAGE TRUST A1-2019-1	1/25/2049	3.805	7,555	7,547	7,345
ARROYO MORTGAGE TRUST A1-2019-3	10/25/2048	2.962	4,729	4,725	4,530
BANK OF AMERICA MORTGAGE SECURITY 2004-E 2A6	6/25/2034	3.594	715	712	696
BANK OF AMERICA FUNDING CORPORATION 7A1-2015-R4	11/27/2045	2.756	154	154	154
BAYVIEW OPPORTUNITY MASTER FUND A-2017-SPL5	6/28/2057	3.500	7,641	7,718	7,540
BAYVIEW OPPORTUNITY MASTER FUND A-2017-RT6	10/28/2057	3.500	9,719	9,806	9,567
BAYVIEW OPPORTUNITY MASTER FUND A-2017-RT5	5/28/2069	3.500	8,478	8,544	8,390
BRAVO RESIDENTIAL FUNDING TRUST A1-2020-RPL1	5/26/2059	2.500	13,950	14,147	13,640
BRAVO RESIDENTIAL FUNDING TRUST A1-2019-NQM2	11/25/2059	2.748	5,099	5,095	5,001
BRAVO RESIDENTIAL FUNDING TRUST BRAVO_22-NQM1	9/25/2061	3.626	21,954	21,933	21,262
BUNKER HILL LOAN DEPOSITARY A1-2019-2	7/25/2049	2.879	6,896	6,891	6,745
BUNKER HILL LOAN DEPOSITARY A1-2019-3	11/25/2059	2.724	3,429	3,426	3,323
COMMERCIAL TRUST CORPORATION A-2017-7	4/25/2057	3.000	1,268	1,267	1,266
CREDIT SUISSE MORTGAGE CAPITAL CLASS-20-125	7/25/2049	2.573	7,994	7,987	7,658
CREDIT SUISSE MORTGAGE CAPTIAL 1A1-2015-6R	7/27/2035	3.217	724	723	712
CREDIT SUISSE MORTGAGE CAPTIAL A1-2017-FHA1	4/25/2047	2.250	10,396	10,480	9,683
CREDIT SUISSE MORTGAGE TRUST A1-2017-RPL3	8/1/2057	4.000	18,781	19,347	18,646
CREDIT SUISSE MORTGAGE TRUST A1-2019-NQM1	10/25/2059	2.656	1,702	1,701	1,653
CREDIT SUISSE MORTGAGE TRUST CSMC_22-ATH2	5/25/2067	4.547	19,901	19,903	19,630
COLT FUNDING LLC A1-2020-2R	10/26/2065	1.325	6,619	6,616	6,299

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

COLT FUNDING LLC A1-2021-6	12/25/2066	1.907	23,148	23,142	20,182
CSMC TRUST A1-2021-NQM8	10/25/2066	1.841	26,786	26,782	24,120
CREDIT SUISSE MORTGAGE TRUST A1-2020-SPT1	4/25/2065	1.616	3,275	3,273	3,240
CREDIT SUISSE MORTGAGE TRUST CSMC_22-ATH1	1/25/2067	2.870	16,322	16,318	15,865
COUNTRYWIDE HOME LOANS 03-46 4A1	1/19/2034	2.237	750	765	711
CENTEX HOME EQUITY 2003-A AF4	12/25/2031	4.250	460	458	453
CHASE MORTGAGE FINANCE 07-A1 1A5	2/25/2037	2.624	1,046	1,038	1,008
CITIGROUP MORTGAGE LOAN TRUST 3A1-2015-5	8/25/2034	3.247	827	828	816
CITIGROUP MORTGAGE LOAN TRUST 1A1-2015-11	3/25/2035	2.693	1,151	1,150	1,124
CITIGROUP MORTGAGE LOAN TRUST A1-2015-PS1	9/25/2042	3.750	1,568	1,580	1,524
COLT MORTGAGE LOAN TRUST COLT_22-2	2/25/2067	2.994	14,921	14,916	14,095
COLT MORTGAGE LOAN TRUST COLT_22-1	12/27/2066	2.284	23,570	23,566	21,101
CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES 04-AR3	4/25/2034	2.773	228	231	216
CREDIT SUISSE MORTGAGE TRUST A1-2017-RPL1	7/25/2057	2.750	8,815	8,803	8,599
DEEPHAVEN RESIDENTIAL MORTGAGE TRUST DRMT_22-1	1/25/2067	2.205	23,541	23,530	22,446
ELLINGTON FINANCIAL MORTGAGE TRUST EFMT_22-1	1/25/2067	2.206	22,913	22,908	21,201
ELLINGTON FINANCIAL MORTGAGE A1-2019-2	11/25/2059	2.739	5,845	5,840	5,716
FIRST HORIZON ALTERNATIVE MORT 04-AA4 A1	10/25/2034	2.550	173	175	173
GOVERNMENTAL COLLECTORS ASSOCIATION OF TEXAS A1-2019-NQM3	11/25/2059	2.686	4,821	4,817	4,691
GCAT TRUST GCAT_22-HX1	12/27/2066	2.885	18,986	18,986	17,908
GMAC MORTGAGE CORPORATION LOAN 2004-AR2 3A	8/19/2034	3.236	191	192	172
GMAC MORTGAGE CORPORATION LOAN 2004-AR2 5A1	8/19/2034	2.805	130	130	115
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION 05-AR1 2A1	1/25/2035	2.459	651	653	621
GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION A1A-2018-RPL	10/25/2057	3.750	6,247	6,191	6,133
HARBORVIEW MORTGAGE LOAN TRUST 2004-1 4A	4/19/2034	2.906	103	104	101
HARBORVIEW MORTGAGE LOAN TRUST 2004-4 3A	6/19/2034	1.925	30	30	29
HARBORVIEW MORTGAGE LOAN TRUST 2004-6 5A	8/19/2034	2.497	104	103	98
HARBORVIEW MORTGAGE LOAN TRUST 04-7 3A1	11/19/2034	2.230	189	187	180
HARBORVIEW MORTGAGE LOAN TRUST 04-10 4A	1/19/2035	2.662	141	142	133
IMPERIAL FUND MORTGAGE TRUST A1-2021-NQM4	1/25/2057	2.091	28,543	28,538	24,886
J.P. MORGAN MORTGAGE TRUST A11-2019-LTV	12/25/2049	2.524	194	194	193
MFA TRUST MFRA_ A1-2020-NQM3	1/26/2065	1.014	3,109	3,108	2,978
MFA TRUST MFRA_20-NQM3	10/25/2051	2.500	23,392	23,681	19,950
MERRILL LYNCH MORTGAGE INVESTORS 03-A5 2A6A	8/25/2033	2.409	223	223	211
MERRILL LYNCH MORTGAGE INVESTORS 04-1 2A2	12/25/2034	2.292	111	111	103
MERRILL LYNCH MORTGAGE INVESTORS 05-A1 2A	12/25/2034	2.460	130	130	130
MERRILL LYNCH MORTGAGE INVESTORS 05-A2 A2	2/25/2035	2.809	434	434	406
METLIFE SECURITIZATION TRUST A-2017-1A	4/25/2055	3.000	6,617	6,649	6,422
METLIFE SECURITIZATION TRUST A-2018-1A	3/25/2057	3.750	6,274	6,274	6,113

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

MILL CITY MORTGAGE LOAN TRUST A1-2017-2	7/25/2059	2.750	3,424	3,424	3,401
MILL CITY MORTGAGE LOAN TRUST A1-2017-3	1/25/2061	2.750	5,795	5,797	5,708
MILL CITY MORTGAGE LOAN TRUST A1-2018-3	8/25/2058	3.472	3,323	3,373	3,274
MILL CITY MORTGAGE LOAN TRUST A1-2019-1	10/25/2069	3.250	5,294	5,331	5,148
MILL CITY MORTGAGE TRUST A1-2019-GS1	7/25/2059	2.750	6,852	6,864	6,692
MILL CITY MORTGAGE LOAN TRUST A1-2017-1	11/25/2058	2.750	324	324	323
MORGAN STANLEY MORTGAGE LOAN 04-10AR A1	11/25/2034	3.530	209	211	201
MORGAN STANLEY MORTGAGE LOAN PT2A	11/25/2034	2.726	100	102	96
MORGAN STANLEY REREMIC TRUST 5A-2013-R9	6/26/2046	1.795	113	113	113
MORGAN STANLEY REREMIC TRUST 2A-2015-R7	6/26/2035	2.996	805	805	791
NATIONSTAR MORTGAGE LOAN TRUST A-2013-A	12/25/2052	3.750	695	706	659
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2019-NQM4	9/25/2059	2.492	1,664	1,663	1,601
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2017-3A	4/25/2057	4.000	9,650	9,903	9,450
NEW RESIDENTIAL MORTGAGE LOAN TRUST A3-2014-3	11/25/2054	3.750	1,606	1,633	1,554
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-1A	3/25/2056	3.750	4,598	4,719	4,558
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-2A	11/26/2035	3.750	3,181	3,247	3,083
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-2	9/25/2056	3.750	8,407	8,692	8,253
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2017-1A	2/25/2057	4.000	7,644	7,810	7,551
NEW RESIDENTIAL MORTGAGE LOAN TRUST A3-2017-2A	3/25/2057	4.000	9,170	9,430	8,937
NEW RESIDENTIAL MORTGAGE LOAN TRUST A1-2016-4A	11/25/2056	3.750	9,365	9,616	9,196
NEW RESIDENTIAL MORTGAGE LOAN TRSUT A1-2017-6A	8/27/2057	4.000	7,313	7,484	7,189
NEW RESIDENTIAL MORTGAGE LOAN A1-2019-RPL3	7/25/2059	2.750	10,113	10,346	9,777
ONSLOW BAY FINANCIAL LLC OBX_2	9/25/2051	2.500	21,741	21,985	18,386
OCEANVIEW MORTGAGE LOAN TRUST CLASS-20-676	5/28/2050	1.733	3,161	3,159	2,990
RUN_22-NQM1	3/25/2067	4.000	9,740	9,666	9,388
RESIDENTIAL MORTGAGE LOAN TRUST A1-2019-2	5/25/2059	2.913	3,229	3,225	3,202
RESIDENTIAL MORTGAGE LOAN TRUST A1-2019-3	9/25/2059	2.633	4,098	4,093	4,015
STARWOOD MORTGAGE RESIDENTIAL A1-202019-IN	9/27/2049	2.610	284	284	279
STAR A1-2020-3	4/25/2065	1.486	2,568	2,566	2,474
STARWOOD MORTGAGE RESIDENTIAL TRUST STAR_22-1	12/25/2066	2.447	27,653	27,647	25,419
STRUCTURED ASSET INVESTMENT LOAN TRUST M1-2003-BC5	6/25/2033	2.131	1,238	1,209	1,230
STRUCTURED ASSET SECURITIES CORPORATION 03-24A 5A	7/25/2033	2.593	263	266	254
TOWD POINT MORTGAGE TRUST A1-2017-3	7/25/2057	2.750	3,780	3,781	3,731
TOWD POINT MORTGAGE TRUST A4B-2015-3	3/25/2054	3.500	293	294	292
TOWD POINT MORTGAGE TRUST A1-2017-4	6/25/2057	2.750	6,404	6,415	6,255
TOWD POINT MORTGAGE TRUST A1-2019-HY1	10/25/2048	2.624	2,837	2,845	2,804
UWM MORTGAGE TRUST UWM_21-INV1	9/25/2051	2.500	23,259	23,610	19,808
VERUS SECURITIZATION TRUST A1-2019-4	11/25/2059	2.642	2,365	2,363	2,322
VERUS SECURITIZATION TRUST A1-2019-INV3	11/25/2059	2.692	5,538	5,534	5,407
VERUS SECURITIZATION TRUST A1 -2021-R1	10/25/2063	0.820	8,106	8,104	7,721
VERUS SECURITIZATION TRUST A1-2021-7	10/25/2066	1.829	17,224	17,220	15,607

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

VERUS SECURITIZATION TRUST VERUS_22-1	1/25/2067	2.724	18,952	18,948	18,124
VISIO A1-2019-2	11/25/2054	2.722	15,200	15,128	14,902
WASHINGTON MUTUAL 03-AR6 A1	6/25/2033	3.452	323	322	305
WASHINGTON MUTUAL 05-AR4 A5	4/25/2035	2.977	1,265	1,261	1,201
WASHINGTON MUTUAL 04-AR10 A1A	7/25/2044	1.943	217	218	201
WASHINGTON MUTUAL 05-AR3 A2	3/25/2035	2.791	444	445	411
WELLS FARGO MORTGAGE BACKED SECURITY 04-K 2A6	7/25/2034	3.493	346	356	344
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				787,515	742,106
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES				1,763,553	1,708,184

ASSET BACKED SECURITIES
AMERICREDIT AUTOMOBILE RECEIVABLE 2022-2 A2A	12/18/2025	4.200	40,000	39,997	39,841
APIDOS CLO APID_15-20A	7/16/2031	2.144	20,000	20,000	19,582
APIDOS CLO APID_20-33	10/24/2034	2.334	22,000	22,000	21,265
ARI FLEET LEASE TRUST ARIFL_19	11/15/2027	1.804	920	920	920
AVIS BUDGET RENTAL CAR FUNDING	9/20/2023	3.070	4,010	4,011	4,013
BAIN CAPITAL CREDIT CLO BCC_20	1/20/2032	2.283	40,000	40,000	39,152
BALLYROCK LTD BALLY_18-1A	4/20/2031	2.063	40,000	40,000	39,065
BRAZOS HIGHER EDUCATION AUTHORITY	2/25/2035	2.724	20,000	19,887	19,767
BROAD RIVER BSL FUNDING CLO BD	7/20/2034	2.233	16,000	16,000	15,410
CIFC FUNDING LTD CIFC_17-1A	4/23/2029	2.108	12,451	12,317	12,282
CARLYLE GLOBAL MARKET STRATEGIES 20-143	10/15/2030	2.144	12,239	12,248	12,041
CARLYLE GLOBAL MARKET STRATEGIES A1RR-2013-4A	1/15/2031	2.063	19,710	19,710	19,325
CARLYLE GLOBAL MARKET STRATEGIES A1R2-2014-1A	4/17/2031	2.014	29,909	29,131	29,210
COLLEGE LOAN CORPORATION TRUST 02-2 A24	3/1/2042	1.947	10,000	9,056	9,913
DRYDEN SENIOR LOAN FUND DRSLF_	4/15/2031	2.064	12,000	12,000	11,775
EDUCATIONAL SERVICES OF AMERICA 2012-2A	4/25/2039	2.354	1,719	1,718	1,714
EDUCATIONAL SERVICES OF AMERICA 2014-1A	2/25/2039	2.324	5,426	5,375	5,327
EDUCATIONAL SERVICES OF AMERICA 2014-3A	2/25/2036	2.224	433	428	421
EXETER AUTOMOBILE RECEIVABLES	8/15/2024	3.450	40,000	39,998	39,990
GOLDENTREE LOAN MANAGEMENT	4/20/2034	2.133	16,750	16,750	16,095
321 HENDERSON RECEIVABLES LLC 10-3A A	12/15/2048	3.820	451	451	446
MVW OWNER TRUST MVWOT_16-1A	12/20/2033	2.250	2,199	2,193	2,193
MADISON PARK FUNDING LTD A-2021-48A	4/19/2033	2.213	40,000	40,000	39,103
MAGNETITE CLO LTD MAGNE_12-7A	1/15/2028	1.844	12,521	12,351	12,321
MAGNETITE CLO LIMITED MAGNE_20	7/25/2034	2.304	25,000	25,000	24,242
MISSISSIPPI HIGHER EDUCATION ASSISTANCE CORP. A1-2014-1	10/25/2035	2.313	3,497	3,446	3,453
NAVIENT STUDENT LOAN TRUST A2B-2018-DA	12/15/2059	2.124	7,369	7,350	7,289
NISSAN AUTO LEASE TRUST NALT_2	8/15/2024	3.450	30,000	29,999	29,986
NORTHSTAR EDUCATION FINANCE A3-2002-1	4/1/2042	0.970	5,000	4,800	4,891
OZLM LTD OZLM_17-21A	1/20/2031	2.213	16,000	16,012	15,704

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

OAKC_21-8A	1/18/2034	2.253	30,000	30,000	29,202
PALMER SQUARE LOAN FUNDING LTD A1-2020-1A	2/20/2028	2.278	8,369	8,258	8,214
RACE POINT CLO LTD RACEP_13-8A	2/20/2030	2.518	13,599	13,599	13,377
RR LTD RRAM_21-19A	10/15/2035	2.184	15,000	15,000	14,528
SLM STUDENT LOAN TRUST SLMA_06	1/25/2041	1.354	13,072	12,523	12,266
SLC STUDENT LOAN TRUST SLCLT_0	12/15/2032	3.429	2,496	2,519	2,489
SLM STUDENT LOAN TRUST SLMA_12 12-3 A	12/27/2038	1.656	4,954	4,981	4,796
SMALL BUSINESS ADMINISTRATION 2002-20J	10/1/2022	4.750	14	14	14
SMB PRIVATE EDUCATION LOAN TRUST	10/15/2035	2.820	4,793	4,792	4,666
UPSTART SECURITIZATION TRUST	5/20/2032	4.370	20,000	19,921	19,863
TOTAL ASSET BACKED SECURITIES				614,755	606,151

COMMERCIAL MORTGAGE BACKED SECURITIES
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:
FANNIE MAE 06-M2 A2A	10/25/2032	5.271	1,333	1,374	1,352
FHLMC MULTIFAMILY STRUCTURED A-20K56	11/25/2028	2.193	19,130	19,299	19,119
FHLMC MULTIFAMILY STRUCTURED AFL-2020-KXO	3/25/2030	1.450	18,298	18,298	18,218
FHLMC MULTIFAMILY STRUCTURED AL-20K98	12/25/2030	1.290	18,168	18,168	18,092
FHLMC MULTIFAMILY STRUCTURED AL-20KF88	9/25/2030	1.450	9,923	9,923	9,857
FHLMC MULTIFAMILY STRUCTURED AL-20KF90	9/25/2030	1.450	12,446	12,446	12,406
FHLMC MULTIFAMILY STRUCTURED AS-20KF84	7/25/2030	1.039	10,138	10,138	10,058
FHLMC MULTIFAMILY STRUCTURED P AL-20KF86	8/25/2027	1.410	5,325	5,325	5,304
FREDDIE MAC A10-20KS10	10/25/2028	2.234	19,460	19,468	19,426
FREDDIE MAC A-20KBF2	10/25/2025	2.073	4,123	4,123	4,123
FREDDIE MAC A-20KF50	7/25/2028	2.033	2,756	2,758	2,751
FREDDIE MAC A-20KF52	9/25/2028	1.540	6,785	6,785	6,770
FREDDIE MAC A-20KF53	10/25/2025	1.193	9,545	9,545	9,510
FREDDIE MAC A-20KF54	11/25/2028	2.113	32,353	32,354	32,316
FREDDIE MAC A-20KF55	11/25/2025	2.134	26,802	26,825	26,797
FREDDIE MAC A-20KF57	12/25/2028	2.173	12,906	12,906	12,772
FREDDIE MAC A-20KF58	1/25/2026	2.124	24,556	24,585	24,555
FHLMC MULTIFAMILY STRUCTURED PASS THROUGH KF128	12/25/2031	1.156	7,500	7,500	7,371
FHLMC MULTIFAMILY STRUCTURED PASS THROUGH KF129	1/25/2029	0.903	13,407	13,407	13,251
FHLMC MULTIFAMILY STRUCTURED PASS THROUGH CERTS KF105	2/25/2031	1.176	29,314	29,369	29,106
GINNIE MAE AG-2016-39	1/16/2043	2.300	3,479	3,484	3,405
GINNIE MAE 17-127	4/16/2052	2.500	5,761	5,735	5,445
GINNIE MAE 17-135	5/16/2049	2.200	13,746	13,676	13,165
GINNIE MAE 17-146	8/16/2047	2.200	6,077	6,056	5,880
GINNIE MAE 7-140	2/16/2059	2.500	6,130	6,105	5,877
GINNIE MAE AC-2013-13	4/16/2046	1.700	1,534	1,486	1,428

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

GINNIE MAE AD-2016-1829	11/16/2043	2.250	2,649	2,652	2,614
FREDDIE MAC A-20KF59	2/25/2029	2.164	18,928	18,928	18,898
FREDDIE MAC A-20KF60	2/25/2026	2.114	17,153	17,174	17,102
FREDDIE MAC A-20KF61	3/25/2029	2.154	13,375	13,395	13,318
FREDDIE MAC AFL-20KSL1	11/25/2023	1.532	21,657	21,657	21,648
FREDDIE MAC AFLW-20KL3W	8/25/2025	2.083	14,668	14,683	14,696
FREDDIE MAC FHLMC_KF85	8/25/2030	1.420	10,052	10,052	10,011
FREMF MORTGAGE TRUST AS-20KF97	12/25/2030	0.969	9,591	9,591	9,466
GINNIE MAE AG-2017-171	10/16/2048	2.250	3,404	3,389	3,338
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				432,659	429,445

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:
ASHFORD HOSPITALITY TRUST_A-2018-KEYS	6/15/2035	2.324	40,000	40,000	39,083
BARCLAYS COMMERCIAL MORTGAGE A-2019-BWAY	11/15/2034	2.280	10,000	9,991	9,677
BANC OF AMERICA MERRILL LYNCH A-2018-DSNY	9/15/2034	2.174	33,350	33,332	32,511
BFLD TRUST A-2019-DPLO	10/15/2034	2.414	28,000	27,993	27,405
BHMS MORTGAGE TRUST BHMS_18-ATLS	7/15/2035	2.574	40,000	40,000	38,578
BX COMMERCIAL MORTGAGE TRUST A-2019-XL	10/15/2036	2.244	3,777	3,777	3,711
BX COMMERCIAL MORTGAGE TRUST A-2019-ATL	10/15/2036	1.962	27,275	27,273	26,528
BX TRUST_19-RP A-2019-RP	6/15/2034	2.369	6,696	6,690	6,513
BX COMMERCIAL MORTGAGE TRUST B	9/15/2036	2.024	29,000	29,008	27,969
BX TRUST BX_22-MVRK	3/15/2039	2.801	15,000	14,948	14,586
BRAEMAR HOTELS & RESORTS TRUST A-2018-PRME	6/15/2035	2.144	19,768	19,767	19,038
BX COMMERCIAL MORTGAGE TRUST BX_21-XL2	10/15/2038	2.013	20,452	19,775	19,475
BX TRUST A-2018-GW	5/15/2035	2.124	38,592	38,536	37,523
CAMB COMMERCIAL MORTGAGE TRUST A-2019-LIFE	12/15/2037	2.394	15,000	15,000	14,719
CGDB COMMERCIAL MORTGAGE TRUST A-2019-MOB	11/15/2036	2.274	15,000	15,000	14,474
COLONY MORTGAGE CAPITAL LTD A-2019-IKPR	11/15/2038	2.453	20,000	19,973	19,348
COMM_ A-2019-521F	6/15/2034	2.224	16,510	16,512	16,030
DBGS MORTGAGE TRUST A-2018-BIOD	5/15/2035	2.127	22,844	22,839	22,444
DBWF MORTGAGE TRUST A-2018-GLKS	12/19/2030	1.905	20,000	19,974	19,402
DBGS MORTGAGE TRUST A-2018-5BP	6/15/2033	2.119	40,000	39,948	38,603
INVITATION HOMES TRUST A-2018-SFR1	3/17/2037	1.575	25,823	25,667	25,444
INVITATION HOMES TRUST IHSFR_1	1/17/2038	1.975	30,109	30,117	29,711
JP MORGAN CHASE COMMERCIAL MORTGAGE A-2018-ASH8	2/15/2035	2.124	11,398	11,396	11,135
MORGAN STANLEY CAPITAL I TRUST MSC_18-BOP	8/15/2033	2.174	16,178	16,178	15,922
MTN COMMERCIAL MORTGAGE TRUST MTN_22-LPFL	3/15/2039	2.676	35,000	34,848	34,372
ONE NEW YORK PLAZA TRUST ONYP_ A-2020-1NYP	1/15/2036	2.274	18,200	18,200	17,686
280 PARK AVENUE MORTGAGE TRUST 2017-A	9/15/2034	2.071	40,000	40,000	39,025
LIFE FINANCIAL SERVICES TRUST LIFE_22-BMR2	5/15/2039	2.574	32,000	31,849	31,199
STAR_22-SFR3	5/17/2024	3.159	19,939	19,896	19,939
UBS COMMERCIAL MORTGAGE TRUST A-2018-NYCH	2/15/2032	1.725	10,585	10,573	10,371

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO COMMERCIAL MORTGAGE TRUST_17-SMP	12/15/2034	2.199	18,500	18,459	18,297
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				717,519	700,718
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES				1,150,178	1,130,163

CORPORATE DEBT SECURITIES
BANKING
WASHINGTON MUTUAL BANK/HENDERSON	6/15/2011	—	1,500	—	3	Notes c & d
TOTAL BANKING				—	3

BASIC INDUSTRY
LYONDELLBASELL INDUSTRIES NV	4/15/2024	5.750	15,286	15,682	15,633
TOTAL BASIC INDUSTRY				15,682	15,633

CAPITAL GOODS				—	—
BERRY GLOBAL INC	2/15/2024	0.950	17,000	16,100	16,103
L3HARRIS TECHNOLOGIES INC	6/15/2023	3.850	6,180	6,183	6,173
TOTAL CAPITAL GOODS				22,283	22,276

COMMUNICATIONS
AMERICAN TOWER CORPORATION	5/15/2024	3.375	5,000	5,050	4,925
AT&T INC	3/15/2024	3.428	25,000	25,032	24,509
FOX CORP	1/25/2024	4.030	9,232	9,224	9,232
SKY PLC	11/26/2022	3.125	5,000	4,999	5,003
SPRINT SPECTRUM CO I/ II /III	3/20/2025	4.738	3,844	3,863	3,854
TOTAL COMMUNICATIONS				48,168	47,523

CONSUMER NON CYCLICAL
ARAMARK SERVICES INC	8/1/2022	2.800	5,845	5,841	5,846
GILEAD SCIENCES INC	4/1/2024	3.700	10,990	10,953	11,005
HCA-THE HEALTHCARE CO	3/15/2024	5.000	10,000	10,087	10,034
KEURIG DR PEPPER INC	12/15/2023	3.130	9,210	9,155	9,189
KROGER CO	2/1/2024	4.000	7,500	7,524	7,540
TOTAL CONSUMER NON CYCLICAL				43,560	43,614

ELECTRIC
AMERICAN ELECTRIC POWER COMPANY INC	10/1/2022	2.400	3,000	2,995	3,005
BERKSHIRE HATHAWAY INC	8/15/2023	3.375	14,195	14,295	14,187
CMS ENERGY CORPORATION	8/31/2024	3.125	10,250	10,420	10,075
EMERA US FINANCE LP	6/15/2024	0.833	17,128	15,968	15,986
EVERSOURCE ENERGY	10/1/2024	2.900	2,383	2,331	2,329
EVERSOURCE ENERGY	12/1/2023	3.800	3,000	3,000	2,997

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

PUBLIC SERVICE ENTERPRISE GROUP	11/8/2023	0.841	4,060	3,894		3,900
SOUTHERN COMPANY THE	2/26/2024	0.600	6,841	6,468		6,482
WEC ENERGY GROUP INC	3/15/2024	0.800	1,622	1,541		1,540
TOTAL ELECTRIC				60,912	60,912	60,501

INSURANCE
AETNA INC	6/15/2023	2.800	10,000	9,895		9,877
TOTAL INSURANCE				9,895		9,877

TECHNOLOGY
BROADCOM CORPORATION/BROADCOM	1/15/2024	3.625	15,250	15,229		15,235
FIDELITY NATIONAL INFORMATION	3/1/2024	0.600	10,000	9,472		9,464
FISERV INC	7/1/2024	2.750	10,000	9,876		9,762
MICROCHIP TECH INC	9/1/2023	2.670	8,159	8,031		8,022
MICROCHIP TECH INC	2/15/2024	0.972	12,250	11,708		11,639
MICROCHIP TECHNOLOGY INCORPORATED	9/1/2024	0.983	9,405	9,021		8,770
NXP SEMICONDUCTORS NV	3/1/2024	4.875	13,410	13,647		13,548
TOTAL TECHNOLOGY				76,984		76,440

TRANSPORTATION
ERAC USA FINANCE LLC	11/15/2024	3.850	21,199	21,291		20,932
ERAC USA FINANCE LLC	11/1/2023	2.700	10,780	10,604		10,619
TOTAL TRANSPORTATION				31,895		31,551

TOTAL CORPORATE DEBT SECURITIES				309,379		307,418

SYNDICATED LOANS
BASIC INDUSTRY
ASPLUNDH TREE EXPERT LLC	9/7/2027	2.810	1,362	1,349		1,349
AXALTA COATING SYSTEMS LTD	6/1/2024	2.756	1,199	1,197		1,197
CHEMOURS COMPANY	4/3/2025	2.810	1,717	1,717		1,717
ELEMENT SOLUTIONS INC	1/31/2026	3.060	1,470	1,463		1,463
FLINT GROUP GERMANY	9/21/2023	6.000	58	58		58
FLINT GROUP GERMANY	9/21/2023	6.000	354	353		353
INEOS LTD	3/29/2024	3.060	1,299	1,300		1,300
MESSER INDUSTRIE GMBH	3/2/2026	3.506	1,050	1,046		1,046
MINERALS TECHNOLOGIES INC	2/13/2024	3.870	729	729		729
TRINSEO SA	9/6/2024	3.023	1,294	1,294		1,294
UNIVAR INC	6/3/2028	2.810	496	494		494
TOTAL BASIC INDUSTRY				11,000		11,000

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BROKERAGE
CITADEL SECURITIES LP	2/2/2028	3.649	1,238	1,235	1,235
GREENHILL & CO INC	4/12/2024	4.310	489	488	488
LPL HOLDINGS INC	11/12/2026	2.812	614	610	610
RUSSELL INVESTMENTS	5/30/2025	5.000	1,328	1,329	1,329
TOTAL BROKERAGE				3,662	3,662

CAPITAL GOODS
ADVANCED DRAINAGE SYSTEMS INC	5/19/2028	3.310	1,132	1,116	1,116
ALBEA BEAUTY HOLDINGS	4/20/2024	4.000	227	227	227
ANCHOR GLASS CONTAINER CORP	12/7/2023	3.750	954	954	954
BERRY GLOBAL INC TERM LOAN Z	7/1/2026	3.005	968	967	967
ENERGY SOLUTIONS LLC	5/9/2025	4.756	579	577	577
EWT HOLDINGS III CORP	3/31/2028	3.563	744	741	741
GFL ENVIRONMENTAL INC	5/30/2025	4.239	315	315	315
INGERSOLL RAND INC	3/1/2027	2.884	318	318	318
INGERSOLL RAND SERVICES CO	3/1/2027	2.884	1,225	1,224	1,224
PRESTIGE BRANDS INC	2/1/2027	3.685	1,344	1,334	1,334
PRINTPACK HOLDINGS INC	7/26/2023	4.063	128	128	128
REYNOLDS CONSUMER PRODUCTS LLC	1/29/2027	2.810	236	236	236
STANDARD INDUSTRIES INC	9/22/2028	3.788	996	989	989
TEREX CORP TERM LOAN B	1/31/2024	4.250	50	50	50
TRANSDIGM INC	12/9/2025	3.310	826	825	825
ZEKELMAN INDUSTRIES INC	1/24/2027	4.185	725	726	726
TOTAL CAPITAL GOODS				10,727	10,727

COMMUNICATIONS
ALTICE FRANCE SA	7/15/2025	3.989	950	949	949
CENTURYLINK INC	3/15/2027	3.310	1,222	1,222	1,222
CHARTER COMMUNICATIONS INC	4/30/2025	2.810	1,391	1,392	1,392
COGECO COMMUNICATIONS (USA) II LP	1/3/2025	3.060	1,346	1,344	1,344
CSC HOLDINGS LLC	7/17/2025	3.574	941	939	939
ENTRAVISION COMMUNICATIONS CORP	11/30/2024	3.810	300	299	299
EW SCRIPPS CO	5/1/2026	3.622	491	483	483
GRAY TELEVISION INC	2/7/2024	3.562	278	278	278
HUBBARD RADIO LLC	3/28/2025	5.310	234	233	233
LEVEL 3 PARENT LLC	3/1/2027	2.810	337	337	337
LIONS GATE CAPITAL HOLDINGS LLC	1/15/2026	3.574	968	951	951
LIONS GATE ENTERTAINMENT CORP	3/24/2025	3.310	797	796	796

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

NASCAR HOLDINGS INC	10/19/2026	3.560	1,044	1,032	1,032
NEXSTAR MEDIA INC	9/18/2026	3.562	495	489	489
SBA COMMUNICATIONS CORP	4/11/2025	2.810	1,224	1,220	1,220
SINCLAIR BROADCAST GROUP INC	8/24/2026	4.431	1,146	1,143	1,143
SINCLAIR TELEVISION GROUP INC	4/1/2028	4.060	792	789	789
SINCLAIR TELEVISION GROUP INC	12/17/2026	4.560	983	965	965
TELESAT LLC	12/7/2026	3.810	814	812	812
VIRGIN MEDIA BRISTOL LLC	1/31/2028	3.824	1,000	1,001	1,001
TOTAL COMMUNICATIONS				16,674	16,674

CONSUMER CYCLICAL
1011778 BC UNLIMITED LIABILITY	11/19/2026	2.810	1,308	1,306	1,306
AMERICAN AXLE & MANUFACTURING	4/6/2024	3.260	1,003	999	999
APPLOVIN CORP	10/25/2028	4.060	1,000	992	992
BJS WHOLESALE CLUB INC	2/3/2024	3.255	302	300	300
BURLINGTON COAT FACTORY	6/24/2028	3.060	922	918	918
CAESARS ENTERTAINMENT CORP	12/23/2024	3.810	1,066	1,062	1,062
CEDAR FAIR LP	4/13/2024	2.810	134	130	130
CINEWORLD FINANCE US INC	2/28/2025	4.000	339	338	338
FOUR SEASONS HOLDINGS INC	11/30/2023	3.060	1,411	1,409	1,409
GO DADDY INC	2/15/2024	2.810	1,423	1,414	1,414
HILTON WORLDWIDE HOLDINGS INC	6/22/2026	2.756	749	748	748
KFC HOLDING CO	3/15/2028	3.362	1,038	1,039	1,039
NAI ENTERTAINMENT HOLDINGS LLC	5/8/2025	3.560	793	793	793
PCI GAMING AUTHORITY	5/29/2026	3.560	364	363	363
PRIME SECURITY SERVICES	9/23/2026	3.560	885	879	879
QUALITY SOLUTIONS INTERNATIONAL LTD	8/21/2025	3.810	901	895	895
SEMINOLE TRIBE OF FLORIDA INC	7/8/2024	2.810	191	191	191
SIX FLAGS ENTERTAINMENT CORP	4/17/2026	2.810	760	760	760
WILLIAM MORRIS ENDEAVOR ENTERTAINMENT LLC	5/18/2025	3.810	890	888	888
WYNDHAM WORLDWIDE CORP	5/30/2025	2.810	715	715	715
TOTAL CONSUMER CYCLICAL				16,139	16,139

CONSUMER NON CYCLICAL
ARAMARK SERVICES INC	3/23/2028	3.560	1,012	1,007	1,007
B&G FOODS INC	10/10/2026	3.560	268	268	268
CHANGE HEALTHCARE HOLDINGS LLC	3/1/2024	3.560	650	649	649
DAVITA INC	8/12/2026	2.514	—	—	—
ELANCO ANIMAL HEALTH INC	8/1/2027	2.812	685	682	682
ENERGIZER HOLDINGS INC	12/16/2027	3.875	411	410	410

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

GRIFOLS SA	11/15/2027	3.060	1,117	1,114	1,114
ICON LUXEMBOURG SARL LUX	7/3/2028	3.313	427	424	424
INDIGO MERGER SUB INC	7/3/2028	3.313	106	106	106
IQVIA INC	6/11/2025	2.756	462	457	457
JBS SA	5/1/2026	2.804	558	557	557
ORGANON & CO	6/2/2028	4.625	383	381	381
PRESTIGE BRANDS INC	7/3/2028	3.060	364	362	362
SELECT MEDICAL CORPORATION	3/6/2025	3.560	1,248	1,243	1,243
TOTAL PRODUCE USA HOLDINGS INC TERM LOAN B	8/3/2028	3.006	1,000	994	994
US FOODS HOLDING CORP	8/30/2026	3.575	244	243	243
TOTAL CONSUMER NON CYCLICAL				8,897	8,897

ELECTRIC
CALPINE CONSTRUCTION FINANCE	1/15/2025	3.060	1,920	1,921	1,921
CALPINE CORP	12/16/2027	3.560	325	321	321
CARROLL COUNTRY ENERGY LLC	2/16/2026	4.506	617	613	613
CPV SHORE HOLDINGS LLC	12/29/2025	4.810	650	646	646
EASTERN POWER LLC	10/2/2025	4.756	1,453	1,451	1,451
EDGEWATER GENERATION LLC	12/13/2025	4.810	998	996	996
EFS COGEN HOLDINGS LLC	10/1/2027	4.510	720	717	717
EXGEN RENEWABLES IV LLC	12/15/2027	4.080	461	459	459
HELIX GEN FUNDING LLC	6/3/2024	4.810	805	804	804
INVENERGY CLEAN POWER LLC	8/28/2025	4.784	785	783	783
LMBE-MC HOLDCO II LLC	12/3/2025	5.000	553	552	552
VISTRA ENERGY CORP	12/31/2025	2.900	1,221	1,220	1,220
WEST DEPTFORD ENERGY HOLDINGS LLC	8/3/2026	4.810	1,164	1,162	1,162
TOTAL ELECTRIC				11,645	11,645

ENERGY
BUCKEYE PARTNERS	11/1/2026	3.312	417	415	415
TRAVERSE MIDSTREAM PARTNERS	9/27/2024	5.940	641	640	640
TOTAL ENERGY				1,055	1,055

FINANCE COMPANY
AVOLON TLB BORROWER	1/15/2025	3.345	572	571	571
FINCO I LLC	6/27/2025	3.560	1,070	1,070	1,070
FLEETCOR TECHNOLOGIES OPERATING	4/22/2028	2.810	993	986	986
HAINAN TRAFFIC ADMINISTRATION HOLDING CO LTD	2/12/2027	3.095	392	392	392
TOTAL FINANCE COMPANY				3,019	3,019

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

INSURANCE
ASURION LLC	11/3/2023	4.185	163	163	163
ASURION LLC	12/23/2026	4.916	467	464	464
ASURION LLC	11/3/2024	4.060	409	408	408
TOTAL INSURANCE				1,035	1,035

OTHER FINANCIAL INSTITUTIONS
TRANS UNION LLC	11/16/2026	2.810	1,004	1,003	1,003
TRANS UNION LLC	12/1/2028	3.310	1,000	974	974
TOTAL OTHER FINANCIAL INSTITUTIONS				1,977	1,977

OTHER INDUSTRY
API GROUP DE INC	10/1/2026	3.560	1,659	1,630	1,630
LIGHTSTONE HOLDCO LLC	1/30/2024	4.989	987	985	985
LIGHTSTONE HOLDCO LLC	1/30/2024	4.989	56	56	56
TOTAL OTHER INDUSTRY				2,671	2,671

REITS
RYMAN HOSPITALITY PROPERTIES	5/11/2024	3.060	741	741	741
TOTAL REITS				741	741

TECHNOLOGY
CARLYLE GROUP INC/THE	4/16/2025	2.810	449	447	447
CELESTICA INC.	6/27/2025	3.148	928	926	926
COMMSCOPE HOLDING CO INC	4/6/2026	4.310	1,219	1,213	1,213
ENTEGRIS INC	3/3/2029	3.050	1,500	1,496	1,496
II-VI INC	12/8/2028	3.250	1,000	991	991
MKS INSTRUMENTS INC TERM LOAN B6	2/2/2026	2.810	491	488	488
NCR CORPORATION	8/28/2026	3.740	489	480	480
NIELSEN HOLDINGS PLC	10/4/2023	3.190	620	620	620
NORTONLIFELOCK INC	1/28/2029	2.500	1,500	1,468	1,468
PLANTRONICS INC	7/2/2025	3.560	1,126	1,118	1,118
SABRE HOLDINGS CORPORATION	2/22/2024	3.060	961	957	957
SEATTLE SPINCO INC	6/21/2024	3.810	652	650	650
SS&C TECHNOLOGIES HOLDINGS INC	4/16/2025	2.810	364	363	363
TTM TECHNOLOGIES INC	9/25/2024	3.562	1,431	1,428	1,428
XPERI HOLDING CORP	6/8/2028	5.166	789	726	726
TOTAL TECHNOLOGY				13,371	13,371

TRANSPORTATION

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

AMERICAN AIRLINES GROUP INC	12/14/2023	2.840	960	959	959
AMERICAN AIRLINES GROUP INC	6/27/2025	2.773	931	930	930
GENESEE & WYOMING INC	12/30/2026	3.006	1,634	1,608	1,608
UNITED AIRLINES INC	4/20/2028	5.392	367	365	365
XPO LOGISTICS INC	2/24/2025	2.870	1,000	989	989
TOTAL TRANSPORTATION				4,851	4,851

TOTAL SYNDICATED LOANS BEFORE ALLOWANCE FOR LOAN LOSSES				107,464	107,464
ALLOWANCE FOR LOAN LOSSES				(1,072)	(1,072)
TOTAL SYNDICATED LOANS - NET				106,392	106,392

DERIVATIVES
PURCHASED OPTIONS
BNP SECURITIES	9/20/2022	—	—	168	168
BNP SECURITIES	10/11/2022	—	—	165	165
BNP SECURITIES	11/1/2022	—	—	76	76
BNP SECURITIES	11/15/2022	—	—	146	146
BNP SECURITIES	2/7/2023	—	—	59	59
BNP SECURITIES	2/28/2023	—	—	89	89
BNP SECURITIES	3/28/2023	—	—	253	253
BNP SECURITIES	4/18/2023	—	—	114	114
BNP SECURITIES	4/25/2023	—	—	103	103
BNP SECURITIES	5/2/2023	—	—	103	103
BNP SECURITIES	5/16/2023	—	—	297	297
BNP SECURITIES	8/16/2022	—	—	86	86
BNP SECURITIES	8/15/2023	—	—	67	67
BNP SECURITIES	8/22/2023	—	—	64	64
BNP SECURITIES	1/17/2023	—	—	28	28
BNP SECURITIES	1/23/2024	—	—	45	45
BNP SECURITIES	8/9/2022	—	1	1	1
BNP SECURITIES	8/23/2022	—	1	1	1
BNP SECURITIES	8/30/2022	—	1	2	2
BNP SECURITIES	9/20/2022	—	1	8	8
BNP SECURITIES	9/27/2022	—	1	10	10
BNP SECURITIES	10/11/2022	—	1	11	11
BNP SECURITIES	10/18/2022	—	1	6	6
BNP SECURITIES	10/25/2022	—	1	6	6
BNP SECURITIES	11/8/2022	—	1	4	4
BNP SECURITIES	11/15/2022	—	1	4	4
BNP SECURITIES	11/22/2022	—	1	6	6

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP SECURITIES	11/29/2022	—	1	9	9
BNP SECURITIES	12/27/2022	—	—	4	4
BNP SECURITIES	1/10/2023	—	1	9	9
BNP SECURITIES	1/31/2023	—	1	20	20
BNP SECURITIES	2/28/2023	—	1	46	46
BNP SECURITIES	3/14/2023	—	1	68	68
BNP SECURITIES	3/28/2023	—	1	20	20
BNP SECURITIES	4/4/2023	—	1	29	29
BNP SECURITIES	4/11/2023	—	1	53	53
BNP SECURITIES	4/18/2023	—	1	38	38
BNP SECURITIES	5/23/2023	—	1	173	173
BNP SECURITIES	5/30/2023	—	1	101	101
BNP SECURITIES	6/20/2023	—	1	240	240
BNP SECURITIES	6/27/2023	—	1	223	223
CS INTERNATIONAL	12/13/2022	—	1	7	7
CS INTERNATIONAL	12/20/2022	—	1	8	8
CS INTERNATIONAL	1/24/2023	—	1	38	38
CS INTERNATIONAL	2/14/2023	—	1	30	30
CS INTERNATIONAL	2/21/2023	—	1	54	54
CS INTERNATIONAL	3/7/2023	—	1	98	98
CS INTERNATIONAL	4/25/2023	—	1	83	83
CS INTERNATIONAL	6/6/2023	—	1	116	116
WELLS FARGO BANK	7/26/2022	—	—	77	77
WELLS FARGO BANK	8/16/2022	—	—	178	178
WELLS FARGO BANK	9/13/2022	—	—	80	80
WELLS FARGO BANK	9/27/2022	—	—	87	87
WELLS FARGO BANK	10/4/2022	—	—	183	183
WELLS FARGO BANK	10/25/2022	—	—	79	79
WELLS FARGO BANK	2/14/2023	—	—	59	59
WELLS FARGO BANK	3/7/2023	—	—	100	100
WELLS FARGO BANK	3/21/2023	—	—	278	278
WELLS FARGO BANK	5/9/2023	—	—	104	104
WELLS FARGO BANK	6/13/2023	—	—	84	84
WELLS FARGO BANK	2/21/2023	—	—	52	52
WELLS FARGO BANK	7/5/2022	—	1	—	—
WELLS FARGO BANK	7/12/2022	—	1	—	—
WELLS FARGO BANK	7/11/2023	—	—	14	14
WELLS FARGO BANK	7/19/2022	—	1	—	—
WELLS FARGO BANK	7/26/2022	—	1	—	—
WELLS FARGO BANK	8/2/2022	—	1	1	1

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK	8/16/2022	—	1	1	1
WELLS FARGO BANK	9/6/2022	—	1	2	2
WELLS FARGO BANK	9/13/2022	—	1	4	4
WELLS FARGO BANK	10/4/2022	—	1	11	11
WELLS FARGO BANK	11/1/2022	—	1	4	4
WELLS FARGO BANK	12/6/2022	—	1	6	6
WELLS FARGO BANK	1/3/2023	—	1	5	5
WELLS FARGO BANK	1/17/2023	—	1	13	13
WELLS FARGO BANK	2/7/2023	—	1	20	20
WELLS FARGO BANK	3/21/2023	—	1	34	34
WELLS FARGO BANK	5/2/2023	—	1	86	86
WELLS FARGO BANK	4/29/2025	—	—	89	89
WELLS FARGO BANK	5/9/2023	—	1	151	151
WELLS FARGO BANK	5/16/2023	—	1	129	129
WELLS FARGO BANK	6/13/2023	—	1	207	207
TOTAL PURCHASED OPTIONS				5,527	5,527

WRITTEN OPTIONS
BNP SECURITIES	9/20/2022	—	—	(129)	(129)
BNP SECURITIES	10/11/2022	—	—	(127)	(127)
BNP SECURITIES	11/1/2022	—	—	(58)	(58)
BNP SECURITIES	11/15/2022	—	—	(110)	(110)
BNP SECURITIES	2/7/2023	—	—	(43)	(43)
BNP SECURITIES	2/28/2023	—	—	(73)	(73)
BNP SECURITIES	3/28/2023	—	—	(235)	(235)
BNP SECURITIES	4/18/2023	—	—	(105)	(105)
BNP SECURITIES	4/25/2023	—	—	(88)	(88)
BNP SECURITIES	5/2/2023	—	—	(88)	(88)
BNP SECURITIES	5/16/2023	—	—	(265)	(265)
BNP SECURITIES	8/15/2023	—	—	(62)	(62)
BNP SECURITIES	8/16/2022	—	—	(80)	(80)
BNP SECURITIES	8/22/2023	—	—	(58)	(58)
BNP SECURITIES	1/17/2023	—	—	(26)	(26)
BNP SECURITIES	1/23/2024	—	—	(43)	(43)
BNP SECURITIES	8/9/2022	—	(1)	(1)	(1)
BNP SECURITIES	8/23/2022	—	(1)	(1)	(1)
BNP SECURITIES	8/30/2022	—	(1)	(2)	(2)
BNP SECURITIES	9/20/2022	—	(1)	(8)	(8)
BNP SECURITIES	9/27/2022	—	(1)	(9)	(9)
BNP SECURITIES	10/11/2022	—	(1)	(11)	(11)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

BNP SECURITIES	10/18/2022	—	(1)	(5)	(5)
BNP SECURITIES	10/25/2022	—	(1)	(6)	(6)
BNP SECURITIES	11/8/2022	—	(1)	(4)	(4)
BNP SECURITIES	11/15/2022	—	(1)	(3)	(3)
BNP SECURITIES	11/22/2022	—	(1)	(6)	(6)
BNP SECURITIES	11/29/2022	—	(1)	(9)	(9)
BNP SECURITIES	12/27/2022	—	—	(4)	(4)
BNP SECURITIES	1/10/2023	—	(1)	(8)	(8)
BNP SECURITIES	1/31/2023	—	(1)	(19)	(19)
BNP SECURITIES	2/28/2023	—	(1)	(45)	(45)
BNP SECURITIES	3/14/2023	—	(1)	(65)	(65)
BNP SECURITIES	3/28/2023	—	(1)	(19)	(19)
BNP SECURITIES	4/4/2023	—	(1)	(28)	(28)
BNP SECURITIES	4/11/2023	—	(1)	(51)	(51)
BNP SECURITIES	4/18/2023	—	(1)	(36)	(36)
BNP SECURITIES	5/23/2023	—	(1)	(163)	(163)
BNP SECURITIES	5/30/2023	—	(1)	(86)	(86)
BNP SECURITIES	6/20/2023	—	(1)	(216)	(216)
BNP SECURITIES	6/27/2023	—	(1)	(195)	(195)
CS INTERNATIONAL	12/13/2022	—	(1)	(7)	(7)
CS INTERNATIONAL	12/20/2022	—	(1)	(8)	(8)
CS INTERNATIONAL	1/24/2023	—	(1)	(37)	(37)
CS INTERNATIONAL	2/14/2023	—	(1)	(25)	(25)
CS INTERNATIONAL	2/14/2023	—	—	(5)	(5)
CS INTERNATIONAL	2/21/2023	—	(1)	(52)	(52)
CS INTERNATIONAL	3/7/2023	—	(1)	(95)	(95)
CS INTERNATIONAL	4/25/2023	—	(1)	(76)	(76)
CS INTERNATIONAL	6/6/2023	—	(1)	(98)	(98)
WELLS FARGO BANK	7/26/2022	—	—	(47)	(47)
WELLS FARGO BANK	8/16/2022	—	—	(126)	(126)
WELLS FARGO BANK	9/13/2022	—	—	(61)	(61)
WELLS FARGO BANK	9/27/2022	—	—	(68)	(68)
WELLS FARGO BANK	10/4/2022	—	—	(146)	(146)
WELLS FARGO BANK	10/25/2022	—	—	(61)	(61)
WELLS FARGO BANK	2/14/2023	—	—	(44)	(44)
WELLS FARGO BANK	3/7/2023	—	—	(85)	(85)
WELLS FARGO BANK	3/21/2023	—	—	(250)	(250)
WELLS FARGO BANK	5/9/2023	—	—	(88)	(88)
WELLS FARGO BANK	6/13/2023	—	—	(73)	(73)
WELLS FARGO BANK	2/21/2023	—	—	(49)	(49)

AMERIPRISE CERTIFICATE COMPANY

Schedule I — Investments in Securities of Unaffiliated Issuers (continued)    June 30, 2022
(in thousands)

Issuer	Maturity Date	Coupon Rate	Principal Amount of Bonds & Notes or # of Shares	Amortized Cost (Notes a & b)	Carrying Value (Note a)

WELLS FARGO BANK	7/5/2022	—	(1)	—	—
WELLS FARGO BANK	7/12/2022	—	(1)	—	—
WELLS FARGO BANK	7/11/2023	—	—	(13)	(13)
WELLS FARGO BANK	7/19/2022	—	(1)	—	—
WELLS FARGO BANK	7/26/2022	—	(1)	—	—
WELLS FARGO BANK	8/2/2022	—	(1)	(1)	(1)
WELLS FARGO BANK	8/16/2022	—	(1)	(1)	(1)
WELLS FARGO BANK	9/6/2022	—	(1)	(2)	(2)
WELLS FARGO BANK	9/13/2022	—	(1)	(3)	(3)
WELLS FARGO BANK	10/4/2022	—	(1)	(10)	(10)
WELLS FARGO BANK	11/1/2022	—	(1)	(4)	(4)
WELLS FARGO BANK	12/6/2022	—	(1)	(6)	(6)
WELLS FARGO BANK	1/3/2023	—	(1)	(5)	(5)
WELLS FARGO BANK	1/17/2023	—	(1)	(13)	(13)
WELLS FARGO BANK	2/7/2023	—	(1)	(20)	(20)
WELLS FARGO BANK	3/21/2023	—	(1)	(32)	(32)
WELLS FARGO BANK	5/2/2023	—	(1)	(79)	(79)
WELLS FARGO BANK	4/29/2025	—	—	(77)	(77)
WELLS FARGO BANK	5/9/2023	—	(1)	(141)	(141)
WELLS FARGO BANK	5/16/2023	—	(1)	(120)	(120)
WELLS FARGO BANK	6/13/2023	—	(1)	(187)	(187)
TOTAL WRITTEN OPTIONS				(4,805)	(4,805)

FUTURES
S&P500 EMINI FUT Jun21	9/16/2072		—	(14)	(14)
TOTAL FUTURES				(14)	(14)

TOTAL DERIVATIVES - NET				708	708

TOTAL INVESTMENTS IN CASH EQUIVALENTS, FIXED MATURITIES, COMMON STOCK, SYNDICATED LOANS AND DERIVATIVES				$5,519,683	$5,432,234

NOTES
a) Cash equivalents are carried at amortized cost which approximates fair value. Fixed maturities and common stocks are carried at fair value. In the absence of quoted market prices, fair values are obtained from third party pricing services, non-binding broker quotes or other model-based valuation techniques. Syndicated loans are carried at amortized cost, less allowance for loan losses. Derivatives are carried at fair value. Options are traded in over-the-counter markets using pricing models with market observable inputs. Futures are exchange-traded and valued using quoted prices in active markets. See notes to the financial statements regarding valuations.
b) For Federal income tax purposes, the cost of investments is $5.5 billion.
c) Securities written down due to other-than-temporary impairment related to credit losses.
d) Non-income producing securities.